Organization and Business Description (Details)	Mar. 31, 2019	Sep. 18, 2018 Shareholder	Jun. 26, 2018 Shareholder	May 21, 2018	May 10, 2018	Apr. 25, 2017	Mar. 15, 2017 Shareholder	Mar. 08, 2017	Aug. 15, 2016	Jun. 02, 2016	Jul. 20, 2015	Jun. 15, 2015	Jul. 03, 2014	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Organization and Business Description (Textual)
Equity interest percentage	6.00%					49.00%
Individual shareholder [Member]
Organization and Business Description (Textual)
Equity interest percentage								30.00%				25.00%
Individual Shareholders Two [Member]
Organization and Business Description (Textual)
Equity interest percentage					35.00%
Subsidiaries [Member]
Organization and Business Description (Textual)
Equity interest percentage														100.00%	100.00%
Total consideration paid | $														$ 300,000
Subsidiaries [Member] | RMB [Member]
Organization and Business Description (Textual)
Total consideration paid | ¥															¥ 2,000,000
Huaxia MOOC [Member]
Organization and Business Description (Textual)
Equity interest percentage							51.00%
Huaxia MOOC [Member] | Unrelated individual shareholders [Member]
Organization and Business Description (Textual)
Equity interest percentage							49.00%
Number of shareholders							3
Shanghai Xin Fu [Member]
Organization and Business Description (Textual)
Equity interest percentage											100.00%
Nanjing Suyun [Member]
Organization and Business Description (Textual)
Equity interest percentage								70.00%
Beijing [Member]
Organization and Business Description (Textual)
Equity interest percentage									15.00%
Beijing Haohua Haofu Investment Co Ltd [Member]
Organization and Business Description (Textual)
Equity interest percentage										10.00%
Hunan Huafu [Member]
Organization and Business Description (Textual)
Equity interest percentage												75.00%
Nanjing Weiyouxue Information Technology Co Ltd [Member]
Organization and Business Description (Textual)
Equity interest percentage													49.00%
Huafu Silu [Member]
Organization and Business Description (Textual)
Equity interest percentage		51.00%
Huafu Silu [Member] | Individual shareholder [Member]
Organization and Business Description (Textual)
Equity interest percentage		49.00%
Number of shareholders		2
Liaoning Huafu [Member]
Organization and Business Description (Textual)
Equity interest percentage			70.00%
Liaoning Huafu [Member] | Individual shareholder [Member]
Organization and Business Description (Textual)
Equity interest percentage			5.00%
Number of shareholders			1
Liaoning Huafu [Member] | Third party [Member]
Organization and Business Description (Textual)
Equity interest percentage			25.00%
Fuzhou Huafu [Member]
Organization and Business Description (Textual)
Equity interest percentage				65.00%
Fuzhou Huafu [Member] | Individual shareholder [Member]
Organization and Business Description (Textual)
Equity interest percentage				25.00%
Fuzhou Huafu [Member] | Individual Shareholders Two [Member]
Organization and Business Description (Textual)
Equity interest percentage				6.00%
Fuzhou Huafu [Member] | Individual Shareholders Two [Member]
Organization and Business Description (Textual)
Equity interest percentage				4.00%
Guizhou Huafu [Member]
Organization and Business Description (Textual)
Equity interest percentage						51.00%